Document And Entity Information	Apr. 01, 2020
Document Information [Line Items]
Entity, Registrant Name	KIMCO REALTY CORPORATION
Document, Type	8-K
Document, Period End Date	Apr. 01, 2020
Entity, Incorporation, State or Country Code	MD
Entity, File Number	1-10899
Entity, Tax Identification Number	13-2744380
Entity, Address, Address Line One	500 N. Broadway
Entity, Address, Address Line Two	Suite 201
Entity, Address, City or Town	Jericho
Entity, Address, State or Province	NY
Entity, Address, Postal Zip Code	11753
City Area Code	516
Local Phone Number	869-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000879101
CommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	KIM
Security Exchange Name	NYSE
ClassLCumulativeRedeemable5125 Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	5.125% Class L Cumulative Redeemable
Trading Symbol	KIMprL
Security Exchange Name	NYSE
ClassMCumulativeRedeemable5250 Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	5.250% Class M Cumulative Redeemable
Trading Symbol	KIMprM
Security Exchange Name	NYSE